Debt (Related Party) (Details) - USD ($) $ / shares in Units, $ in Thousands												1 Months Ended					3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 25, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Aug. 31, 2024	Jul. 31, 2024	May 31, 2024	Feb. 29, 2024	Sep. 30, 2023	Aug. 23, 2023	Apr. 17, 2023	Jan. 20, 2025	Aug. 31, 2024	Jul. 31, 2024	May 31, 2024	Feb. 29, 2024	Sep. 30, 2025	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2024
Debt (Related Party) [Line Items]
Principal funded											$ 4,000
Aggregate borrowing capacity											$ 4,000
Remaining withdraw amount								$ 5,000
Addittional advances				$ 5,000
Issuance of warrants (in Shares)				500,000																		500,000
Common stock principal amount				$ 2													$ 2			$ 2		$ 2
Common stock exercise price (in Dollars per share)				$ 2.2																		$ 3.04
Warrant and outstanding expired date				Dec. 11, 2026																		Feb. 27, 2026
Debt contractual expiration date																				Jul. 23, 2026
Net tangible assets								7,500								$ 7,500
Additional paid-in capital				$ 266,013													$ 298,116			$ 298,116		$ 266,013	$ 255,596
Interest expense debt																				1,590	$ 432
Amortization of debt discount																					809	100
Unamortized debt discount				$ 1,284																		$ 1,284
Term loans in exchange for payment	$100
Gain on extinguishment																				27,879
Corresponding accrued interest																				29,438
Cash consideration paid																				100
Incremental fair value																	$1,455
Voting and extension agreement																				$ 4
Change in fair value of convertible note																							13,300
Additional withdrawn amount									$ 2,000									$ 3,000	$ 3,000
Preferred stock conversion price (in Dollars per share)				$ 11.5													$ 11.5			$ 11.5		$ 11.5
Offered financing price rate																						80.00%
Withdraw amount										$ 5,000			$ 5,000			5,000
Cash				$ 5,500						$ 5,000							$ 3,556			$ 3,556		$ 5,500
Warrant [Member]
Debt (Related Party) [Line Items]
Issuance of warrants (in Shares)				3,874,394																		3,874,394
Common Stock Warrants [Member]
Debt (Related Party) [Line Items]
Issuance of warrants (in Shares)				250,000																		250,000
February 2024 Term Loan [Member]
Debt (Related Party) [Line Items]
Aggregate borrowing capacity								5,000								5,000
Net tangible assets								7,500								7,500
Remaining withdraw amount								5,000
Addittional advances														$ 2,500	$ 2,500
Net of discount																$ 10,369
Maturity date																Feb. 27, 2029
Percentage of interest per annum																8.00%
Note payable term																2 years						2 years
Issuance of warrants (in Shares)						250,000								250,000
Common stock exercise price (in Dollars per share)		$ 1.48					$ 3.04															$ 1.24
Warrant and outstanding expired date							May 28, 2026
Additional paid-in capital						$ 210	$ 197							$ 210	$ 197									$ 179
Effective interest rate				9.68%																		9.68%
February 2024 Term Loan [Member] | Warrant [Member]
Debt (Related Party) [Line Items]
Common stock exercise price (in Dollars per share)						$ 2.25
Warrant and outstanding expired date																				Feb. 27, 2026
February 2024 Term Loan [Member] | Common Stock Warrants [Member]
Debt (Related Party) [Line Items]
Issuance of warrants (in Shares)							250,000								250,000
August 2024 Term Loan [Member]
Debt (Related Party) [Line Items]
Aggregate borrowing capacity					$ 5,000								5,000
Net tangible assets					7,500								7,500
Remaining withdraw amount													$ 5,000
Addittional advances																						$ 5,000
Maturity date													Aug. 27, 2029
Percentage of interest per annum													8.00%
Note payable term													2 years									2 years
Loan payable					9,334								$ 9,334
Issuance of warrants (in Shares)				500,000													250,000			250,000		500,000
Common stock exercise price (in Dollars per share)																				$ 2.97
Warrant and outstanding expired date																				Aug. 27, 2026		Dec. 11, 2026
Additional paid-in capital				$ 321	489								489									$ 321
Effective interest rate				10.67%																		10.67%
August 2024 Term Loan [Member] | Warrant [Member]
Debt (Related Party) [Line Items]
Issuance of warrants (in Shares)																	500,000			500,000
Common stock exercise price (in Dollars per share)																						$ 2.2
March 2025 Term Loan [Member]
Debt (Related Party) [Line Items]
Aggregate borrowing capacity			$ 5,000
Remaining withdraw amount			5,000
Net of discount			$ 8,523
Maturity date			Mar. 06, 2030
Note payable term																				2 years
Issuance of warrants (in Shares)		750,000
Common stock exercise price (in Dollars per share)																				$ 1.35
Net tangible assets			$ 7,500
Additional paid-in capital		$ 882	688
March 2025 Term Loan [Member] | Warrant [Member]
Debt (Related Party) [Line Items]
Issuance of warrants (in Shares)																	750,000			750,000
Two Thousand Twenty Five Term Loan [Member]
Debt (Related Party) [Line Items]
Percentage of interest per annum																				8.00%
Envoy Bridge Note [Member]
Debt (Related Party) [Line Items]
Aggregate borrowing capacity																							$ 10,000
Maturity date											Dec. 31, 2025
Percentage of interest per annum											4.50%
2024 Term Loans [Member]
Debt (Related Party) [Line Items]
Principal funded																						$ 2,500
Remaining withdraw amount								2,500
Addittional advances														2,500	$ 2,500
Net of discount															9,500
Maturity date																Feb. 27, 2029
Percentage of interest per annum																8.00%						8.00%
Loan payable				$ 9,200																		$ 9,200
Issuance of warrants (in Shares)				250,000																		250,000
Common stock exercise price (in Dollars per share)																						$ 2.25
Net tangible assets					7,500								7,500
Withdraw amount					5,000
Accrued interest																						$ 700
Tranches [Member]
Debt (Related Party) [Line Items]
Withdraw amount					$ 2,500
Tranches [Member] | February 2024 Term Loan [Member]
Debt (Related Party) [Line Items]
Remaining withdraw amount								2,500
Tranches [Member] | August 2024 Term Loan [Member]
Debt (Related Party) [Line Items]
Remaining withdraw amount													2,500
Tranches [Member] | March 2025 Term Loan [Member]
Debt (Related Party) [Line Items]
Remaining withdraw amount			2,500
Common Stock [Member]
Debt (Related Party) [Line Items]
Issuance of warrants (in Shares)				750,000																		750,000
Common Stock [Member] | Warrant [Member]
Debt (Related Party) [Line Items]
Issuance of warrants (in Shares)				375,000																		375,000
Common Stock [Member] | February 2024 Term Loan [Member] | Warrant [Member]
Debt (Related Party) [Line Items]
Issuance of warrants (in Shares)																	500,000			500,000
Common Stock [Member] | August 2024 Term Loan [Member]
Debt (Related Party) [Line Items]
Issuance of warrants (in Shares)				500,000																		500,000
Common stock exercise price (in Dollars per share)																						$ 2.97
Common Stock [Member] | March 2025 Term Loan [Member]
Debt (Related Party) [Line Items]
Principal funded																				$ 2,500
Common Stock [Member] | March 2025 Term Loan [Member] | Warrant [Member]
Debt (Related Party) [Line Items]
Issuance of warrants (in Shares)																	375,000			375,000
Common Stock [Member] | Convertible Notes [Member]
Debt (Related Party) [Line Items]
Common stock conversion price (in Dollars per share)																						$ 15.72
Accrued Interest [Member]
Debt (Related Party) [Line Items]
Amortization of debt discount																				$ 282	53
Related Party [Member]
Debt (Related Party) [Line Items]
Interest expense debt				$ 703																		$ 703
Envoy Bridge Note [Member]
Debt (Related Party) [Line Items]
Interest expense debt																		$ 700
Common Stock [Member]
Debt (Related Party) [Line Items]
Common stock exercise price (in Dollars per share)																						$ 1.35
Common stock conversion price (in Dollars per share)												$ 11.5								$ 11.5
Common Stock [Member] | February 2024 Term Loan [Member]
Debt (Related Party) [Line Items]
Common stock principal amount																	$ 2,500			$ 2,500
Common stock exercise price (in Dollars per share)																				$ 1.24
Common Stock [Member] | Envoy Medical Corporation [Member]
Debt (Related Party) [Line Items]
Common stock conversion price (in Dollars per share)																						1
Series A Preferred Stock [Member]
Debt (Related Party) [Line Items]
Preferred stock conversion price (in Dollars per share)				$ 3.63													$ 10			$ 10		3.63
Series A Preferred Stock [Member] | Envoy Bridge Note [Member]
Debt (Related Party) [Line Items]
Preferred stock conversion price (in Dollars per share)				$ 10					$ 10									$ 10				$ 10
Minimum [Member] | February 2024 Term Loan [Member]
Debt (Related Party) [Line Items]
Principal funded								5,000
Minimum [Member] | March 2025 Term Loan [Member]
Debt (Related Party) [Line Items]
Principal funded			5,000
Minimum [Member] | 2024 Term Loans [Member]
Debt (Related Party) [Line Items]
Principal funded																$ 5,000
Maximum [Member] | February 2024 Term Loan [Member]
Debt (Related Party) [Line Items]
Principal funded								$ 10,000
Maximum [Member] | August 2024 Term Loan [Member]
Debt (Related Party) [Line Items]
Principal funded													10,000
Maximum [Member] | March 2025 Term Loan [Member]
Debt (Related Party) [Line Items]
Principal funded			$ 10,000
Maximum [Member] | 2024 Term Loans [Member]
Debt (Related Party) [Line Items]
Principal funded													$ 10,000			$ 10,000
Previously Reported [Member]
Debt (Related Party) [Line Items]
Amortization of debt discount
Previously Reported [Member] | August 2024 Term Loan [Member]
Debt (Related Party) [Line Items]
Additional paid-in capital				$ 500																		$ 500
Warrant [Member]
Debt (Related Party) [Line Items]
Issuance of warrants (in Shares)				250,000																		250,000
Additional paid-in capital				$ 200		$ 200	$ 200							$ 200	$ 200							$ 200
Warrant [Member] | August 2024 Term Loan [Member]
Debt (Related Party) [Line Items]
Additional paid-in capital				$ 300																		$ 300
Warrant [Member] | Common Stock [Member]
Debt (Related Party) [Line Items]
Issuance of warrants (in Shares)				500,000																		500,000